FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Accounts payable and accrued liabilities	$ 3,079	$ 2,068
Amounts due to related parties	175	$ 154
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	3,079
Amounts due to related parties	175
Minimum rental and lease payments	303
Finance lease obligations	1,167
Total	4,724
Less Than One Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	3,079
Amounts due to related parties	175
Minimum rental and lease payments	64
Finance lease obligations	398
Total	3,716
More Than 5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Amounts due to related parties	0
Minimum rental and lease payments	156
Finance lease obligations	0
Total	156
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Amounts due to related parties	0
Minimum rental and lease payments	83
Finance lease obligations	769
Total	$ 852